Employee benefits - Pension and other post-employment benefits - Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2018 CAD ($)
Defined benefit pension plans [member] | Impact of 50bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	$ (946)
Impact of decrease in actuarial assumption	1,060
Defined benefit pension plans [member] | Impact of 50bps in rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	59
Impact of decrease in actuarial assumption	(62)
Defined benefit pension plans [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	331
Post employment plan [member] | Impact of 50bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	(107)
Impact of decrease in actuarial assumption	120
Post employment plan [member] | Impact of 50bps in rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	1
Impact of decrease in actuarial assumption	(1)
Post employment plan [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	29
Post employment plan [member] | Impact of 100bps in Healthcare cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	79
Impact of decrease in actuarial assumption	$ (66)